Financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments [Text Block]

14 Financial instruments

The Company examines the various financial instrument risks to which it is exposed and assesses the impact and likelihood of those risks.

The following tables summarize the valuation of the Company's financial assets and liabilities reported at fair value by the fair value hierarchy levels:

		December 31, 2024	December 31, 2023	December 31, 2022
	Fair Value Hierarchy	Fair value $	Fair value $	Fair value $
Financial assets
Fair value through profit and loss ("FVTPL")
Cash	Level 1	-	47,098	24,950
Marketable securities	Level 2	1,755,000	1,785,510	1,819,800
Financial liabilities
Other financial liabilities
Overdraft	Level 1	54,227	-	-
Convertible debenture derivative	Level 3	1,025,803	1,027,427	-
Option liability	Level 3	-	-	3,811,504

Fair value

Financial instruments measured at fair value are grouped into Level 1 to 3 based on the degree to which fair value is observable:

Level 1 - quoted prices in active markets for identical securities
Level 2 - significant observable inputs other than quoted prices included in Level 1
Level 3 - significant unobservable inputs.

Option liability and convertible debenture derivative are considered to be a Level 3 classification as certain inputs are not based on observable market data. See Note 11 for details on inputs utilized in the valuation.

The Company did not move any instruments between levels of the fair value hierarchy during the year ended December 31, 2024, 2023 and 2022.

The Company's financial instruments include cash, marketable securities, other receivables, related party loan receivable, accounts payable and accrued liabilities, loan payable and promissory notes, joint venture settlement obligation, convertible debentures and convertible debenture derivatives. The carrying values of other receivables, related company loan receivable and accounts payable and accrued liabilities and loan payable and promissory notes approximate their fair values due to their relatively short periods to maturity.

The fair value of the marketable securities is based on recent transaction prices.

The fair value of the joint venture settlement obligation and convertible debentures are initially recorded at fair value and are evaluated by the Company based on level 2 inputs such as discounted future interest and principal payments using current market interest rates of instruments using similar terms. These instruments are subsequently measured through amortized cost, with accretion and interest income recognized through the statement of loss and comprehensive loss.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rates through the interest earned on cash balances, deposits, convertible debentures and loans; however, management does not believe this exposure is significant as most items are at fixed interest rates.

Credit risk

The Company is exposed to credit risk through its cash, which is held in large Canadian financial institutions with high credit ratings, other receivables and the loan receivable. The Company believes the credit risk is insignificant for the cash and other receivables and moderate for the loan receivable with Captiva. The Company's exposure is limited to amounts reported within the statement of financial position.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure. In order to meet its financial obligations, the Company will need to generate cash flow from the sale or otherwise disposition of property or raise additional funds. The following table summarizes the remaining contractual maturities of the Company's financial liabilities and operating commitments:

	Less than 1 year	Between 1 and 2 years	Over 2 years	Total
Overdraft	$54,227	$-	$-	$54,227
Accounts payable and accrued liabilities	4,986,099	-	-	4,986,099
Loan payables and promissory notes	2,563,145	-	-	2,563,145
Joint venture settlement obligation	669,449	1,397,897	1,301,394	3,368,740
Convertible debenture	-	-	4,177,684	4,177,684
Convertible debenture derivative	-	1,025,803	-	1,025,803
Total	$8,272,920	$2,423,700	$5,479,078	$16,175,698

Foreign exchange risk

The Company operates in Canada and the United States and is exposed to foreign exchange risk arising from transactions denominated in foreign currencies.

The operating results and the financial position of the Company are reported in Canadian dollars. Fluctuations of the operating currencies in relation to the Canadian dollar will have an impact upon the reported results of the Company and may also affect the value of the Company's assets and liabilities.

The Company's financial assets and liabilities as at December 31, 2024 are denominated in Canadian Dollars and United States Dollars and are set out in the following table:

	Canadian Dollars	US Dollars	Total
Financial assets
Other receivables	$7,747	$-	$7,747
Marketable securities	-	1,755,000	1,755,000
	7,747	1,755,000	1,762,747
Financial liabilities
Overdraft	$1,855	$(56,082)	$(54,227)
Accounts payable and accrued liabilities	(1,173,407)	(3,812,692)	(4,986,099)
Loan payable and promissory note	(580,000)	(1,983,145)	(2,563,145)
Joint venture settlement obligation	(3,368,740)	-	(3,368,740)
Convertible debenture	(839,132)	(3,338,552)	(4,177,684)
Convertible debenture derivative	-	(1,025,803)	(1,025,803)
Net financial liabilities	$(5,951,677)	$(8,461,274)	$(14,412,951)

The Company's financial assets and liabilities as at December 31, 2023 are denominated in Canadian Dollars and United States Dollars and are set out in the following table:

	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$14,936	$32,162	$47,098
Other receivables	3,476	-	3,476
Related company loan receivable	206,947	-	206,947
Marketable securities	-	1,785,510	1,785,510
	225,359	1,817,672	2,043,031
Financial liabilities
Accounts payable and accrued liabilities	$(285,915)	$(3,537,054)	$(3,822,969)
Loan payable	(30,000)	(751,322)	(781,322)
Joint venture settlement obligation	(3,997,091)	-	(3,997,091)
Convertible debenture	(785,129)	(2,698,761)	(3,483,890)
Convertible debenture derivative	-	(1,027,427)	(1,027,427)
Net financial liabilities	$(4,872,776)	$(6,196,892)	$(11,069,668)

The Company's financial assets and liabilities as at December 31, 2022 are denominated in Canadian Dollars and United States Dollars and are set out in the following table:

	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$23,983	$967	$24,950
Other receivables	8,780	-	8,780
Related company loan receivable	644,990	-	644,990
Marketable securities	-	1,819,800	1,819,800
	677,753	1,820,767	2,498,520
Financial liabilities
Accounts payable and accrued liabilities	$(253,651)	$(4,602,096)	$(4,855,747)
Loan payable	-	(718,238)	(718,238)
Net financial liabilities	$424,102	$(3,499,567)	$(3,075,465)

The Company's reported results will be affected by changes in the US dollar to Canadian dollar exchange rate. As of December 31, 2024, a 10% appreciation of the Canadian dollar relative to the US dollar would have decreased net financial liabilities by approximately $846,127 (December 31, 2023 - $619,689, December 31, 2022 - $349,957). A 10% depreciation of the US Dollar relative to the Canadian dollar would have had the equal but opposite effect. The Company has not entered into any agreements or purchased any instruments to hedge possible currency risk.